Wilmington Municipal Bond Fund
PORTFOLIO OF INVESTMENTS
July 31, 2025 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS − 97.7%
ALABAMA − 2.0%
GENERAL − 2.0%
Black Belt Energy Gas District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series B), 5.00%, 10/01/55	$2,000,000	$2,106,676
Southeast Alabama Gas Supply District (The), AL, Current Refunding Revenue Bonds, (Series A), 5.00%, 08/01/54	3,000,000	3,171,176
Southeast Energy Authority A Cooperative District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 5.00%, 10/01/55	1,500,000	1,593,173
TOTAL ALABAMA		$6,871,025
ALASKA − 0.5%
HIGHER EDUCATION − 0.5%
University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	1,810,000	1,816,936
TOTAL ALASKA		$1,816,936
ARIZONA − 3.3%
DEVELOPMENT − 0.6%
Chandler Industrial Development Authority, AZ, Revenue Bonds, (Intel Corp. Project), 4.10%, 12/01/37	2,000,000	2,009,841
Industrial Development Authority of the City of Phoenix Arizona, IDA, Stadium Revenue Bonds, (Bank One Ballpark Project), (AMBAC), Prerefunded/ETM, 6.85%, 12/01/25	30,000	30,099
TOTAL DEVELOPMENT		$2,039,940
EDUCATION − 1.1%
Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund), (Series A)
5.00%, 11/01/26	1,000,000	1,028,598
5.00%, 11/01/30	1,000,000	1,047,803
5.00%, 11/01/32	865,000	897,282
La Paz County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Charter School Solutions - Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	800,000	814,369
TOTAL EDUCATION		$3,788,052
MEDICAL − 0.7%
Maricopa County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Honor Health), (Series A)
5.00%, 09/01/34	1,000,000	1,070,564
5.00%, 09/01/35	725,000	770,163
5.00%, 09/01/36	500,000	527,056
TOTAL MEDICAL		$2,367,783
Description	Par Value	Value
UTILITIES − 0.9%
Mesa, AZ, Utility System Revenue, Current Refunding Revenue Bonds, (Series C), 5.00%, 07/01/36	$3,000,000	$3,328,443
TOTAL ARIZONA		$11,524,218
CALIFORNIA − 0.4%
AIRPORT − 0.4%
City of Los Angeles Department of Airports, CA, Revenue Bonds, (Series A)
4.00%, 05/15/36	800,000	772,739
4.00%, 05/15/37	500,000	479,192
TOTAL CALIFORNIA		$1,251,931
COLORADO − 4.0%
AIRPORT − 0.7%
City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	2,607,837
HIGHER EDUCATION − 0.6%
Colorado Educational & Cultural Facilities Authority, CO, Refunding Revenue Bonds, (University of Denver Project), (NATL), 5.00%, 03/01/35	2,000,000	2,187,591
MEDICAL − 2.2%
Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, (CommonSpirit Health), (Series A), 5.00%, 08/01/32	2,270,000	2,387,336
Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, Intermountain Healthcare, 5.00%, 05/15/62	3,000,000	3,180,905
Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 08/01/49	2,000,000	2,016,202
TOTAL MEDICAL		$7,584,443
WATER − 0.5%
City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	1,750,000	1,809,821
TOTAL COLORADO		$14,189,692
CONNECTICUT − 2.6%
GENERAL OBLIGATIONS − 0.7%
State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	2,900,000	2,658,315
HIGHER EDUCATION − 0.4%
Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Fairfield University), (Series R), 5.00%, 07/01/31	1,385,000	1,429,650
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
MEDICAL − 1.5%
Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), 5.00%, 07/01/34	$3,000,000	$3,189,133
Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), (Series L-1)
4.00%, 07/01/28	785,000	803,917
4.00%, 07/01/29	500,000	514,140
4.00%, 07/01/30	600,000	616,393
TOTAL MEDICAL		$5,123,583
TOTAL CONNECTICUT		$9,211,548
DISTRICT OF COLUMBIA − 1.1%
GENERAL − 0.6%
Washington Convention & Sports Authority, DC, Current Refunding Revenue Bonds, (Series A)
5.00%, 10/01/30	610,000	679,767
5.00%, 10/01/31	875,000	953,055
5.00%, 10/01/32	500,000	540,578
TOTAL GENERAL		$2,173,400
TRANSPORTATION − 0.5%
Washington Metropolitan Area Transit Authority, DC, Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,558,545
TOTAL DISTRICT OF COLUMBIA		$3,731,945
FLORIDA − 4.5%
AIRPORT − 1.8%
Greater Orlando Aviation Authority, FL, Airport System Revenue Bonds, (Series A), 5.00%, 10/01/26	1,000,000	1,025,749
Hillsborough County Aviation Authority, FL, Revenue Bonds, (Series B), 5.00%, 10/01/33	2,000,000	2,174,434
Lee FL Airport Revenue County, FL, Revenue Bonds
5.00%, 10/01/34	1,000,000	1,067,106
5.00%, 10/01/35	2,000,000	2,112,438
TOTAL AIRPORT		$6,379,727
GENERAL OBLIGATIONS − 0.6%
State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	2,007,131
HIGHER EDUCATION − 1.4%
Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)
5.00%, 04/01/28	750,000	790,815
5.00%, 04/01/30	750,000	786,346
5.00%, 04/01/31	750,000	782,900
5.00%, 04/01/33	750,000	775,365
Description	Par Value	Value
Florida Higher Educational Facilities Financing Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	$1,600,000	$1,637,530
TOTAL HIGHER EDUCATION		$4,772,956
HOUSING − 0.1%
Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project), (Series A), 5.00%, 02/01/26	500,000	504,572
MEDICAL − 0.6%
Lakeland, FL, Refunding Revenue Bonds, (Lakeland Regional Health Systems), (Series S), 5.00%, 11/15/42	2,000,000	2,031,043
TOTAL FLORIDA		$15,695,429
GEORGIA − 6.1%
GENERAL − 3.3%
Georgia Local Government, GA, Certificates of Participation, (Grantor Trust), (Series A), (NATL), 4.75%, 06/01/28	4,359,000	4,491,859
Main Street Natural Gas, Inc., GA, Revenue Bonds, (Series B), 5.00%, 07/01/53	1,000,000	1,055,855
Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series A)
4.00%, 07/01/52	3,000,000	3,032,271
5.00%, 06/01/53	3,000,000	3,156,239
TOTAL GENERAL		$11,736,224
MEDICAL − 1.2%
Gainesville & Hall County Hospital Authority, GA, Revenue Bonds, (Northeast Georgia Health System, Inc. Project), 5.00%, 10/15/34	3,805,000	4,219,465
POWER − 1.0%
Municipal Electric Authority of Georgia, GA, Project One Subordinated Current Refunding Revenue Bonds, (Series B), 5.00%, 01/01/31	2,000,000	2,192,532
Municipal Electric Authority of Georgia, GA, Project One Subordinated Revenue Bonds, (Series B), (BAM), 5.25%, 01/01/44	1,250,000	1,299,246
TOTAL POWER		$3,491,778
TRANSPORTATION − 0.6%
Georgia Ports Authority, GA, Revenue Bonds
4.00%, 07/01/37	1,000,000	993,006
4.00%, 07/01/39	1,000,000	976,587
TOTAL TRANSPORTATION		$1,969,593
TOTAL GEORGIA		$21,417,060
IDAHO − 0.9%
HIGHER EDUCATION − 0.9%
Idaho Housing & Finance Association, ID, Current Refunding Revenue Bonds, (The College of IDAHO Project) , 5.00%, 11/01/33	3,000,000	3,029,708
TOTAL IDAHO		$3,029,708
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
ILLINOIS − 7.4%
AIRPORT − 0.9%
Chicago O'Hare International Airport, IL, Revenue Bonds, (Senior Lien), (Series D), 5.00%, 01/01/34	$3,000,000	$3,033,282
GENERAL − 1.3%
Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 07/01/31	1,450,000	1,608,405
State of Illinois, IL, (Series C), 5.00%, 06/15/41	3,000,000	3,074,823
TOTAL GENERAL		$4,683,228
GENERAL OBLIGATIONS − 3.3%
Chicago, IL, GO Unlimited, (Series A), 5.00%, 01/01/44	2,000,000	1,896,377
Chicago, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 01/01/32	3,000,000	3,138,999
State of Illinois, IL, GO Unlimited, Refunding Bonds, 5.00%, 02/01/39	450,000	468,212
State of Illinois, IL, GO Unlimited, Current Refunding, (Series A)
5.00%, 10/01/29	2,000,000	2,108,893
5.00%, 10/01/33	1,000,000	1,036,307
State of Illinois, IL, GO Unlimited, (Series D), 5.00%, 11/01/28	3,000,000	3,127,839
TOTAL GENERAL OBLIGATIONS		$11,776,627
HIGHER EDUCATION − 0.9%
University of Illinois, IL, Current Refunding Revenue Bonds, (Series A), 4.00%, 04/01/34	3,000,000	2,988,439
SCHOOL DISTRICT − 0.6%
Will County Community High School District No 210 Lincoln-Way, IL, GO Unlimited, AD Valorem Property Tax, (BAM), 5.00%, 01/01/36	2,000,000	2,170,599
TRANSPORTATION − 0.4%
Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	1,450,000	1,523,321
TOTAL ILLINOIS		$26,175,496
INDIANA − 2.5%
DEVELOPMENT − 1.9%
Whiting, IN, Current Refunding Revenue Bonds, (BP Products North America Inc., Project), 5.00%, 12/01/44	6,500,000	6,586,776
GENERAL − 0.6%
Westfield-Washington Multi-School Building Corp., IN, Revenue Bonds, (Series A), (BAM ST INTERCEPT)
5.00%, 01/15/31	1,000,000	1,100,271
5.00%, 07/15/31	1,000,000	1,104,148
TOTAL GENERAL		$2,204,419
TOTAL INDIANA		$8,791,195
Description	Par Value	Value
IOWA − 0.4%
EDUCATION − 0.4%
Waterloo Community School District Infrastructure Sales Services & Use Tax, IA, Revenue Bonds, (AG), 4.00%, 07/01/29	$1,500,000	$1,577,981
TOTAL IOWA		$1,577,981
KENTUCKY − 2.3%
GENERAL − 2.3%
Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series A)
4.00%, 08/01/52	3,000,000	2,993,469
5.00%, 05/01/55	1,000,000	1,049,514
Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 4.00%, 02/01/50	4,000,000	4,018,604
TOTAL KENTUCKY		$8,061,587
LOUISIANA − 1.5%
DEVELOPMENT − 0.8%
Parish of St John the Baptist, LA, Current Refunding Revenue Bonds, (Marathon Oil Corporation Project), 3.30%, 06/01/37	3,000,000	3,017,314
TRANSPORTATION − 0.7%
State of Louisiana Gasoline & Fuels Tax Revenue, LA, Refunding Revenue Bonds, (Second Lien), (Series A), 4.00%, 05/01/40	2,500,000	2,378,491
TOTAL LOUISIANA		$5,395,805
MARYLAND − 0.7%
AIRPORT − 0.7%
Maryland State Department of Transportation, MD, Revenue Bonds, (Baltimore Washington International), (Series B)
5.00%, 08/01/28	730,000	772,887
5.00%, 08/01/29	500,000	536,078
5.00%, 08/01/30	515,000	556,486
5.00%, 08/01/31	650,000	703,472
TOTAL MARYLAND		$2,568,923
MASSACHUSETTS − 0.9%
MEDICAL − 0.3%
Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,008,232
STUDENT LOAN − 0.6%
Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Series B)
5.00%, 07/01/33	1,800,000	1,902,868
4.25%, 07/01/44	335,000	329,597
TOTAL STUDENT LOAN		$2,232,465
TOTAL MASSACHUSETTS		$3,240,697
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
MICHIGAN − 1.1%
AIRPORT − 0.1%
Gerald R Ford International Airport Authority, MI, Revenue Bonds, (CNTY GTD), 5.00%, 01/01/41	$500,000	$506,848
SCHOOL DISTRICT − 1.0%
Kalamazoo Public Schools, MI, GO Unlimited, AD Valorem Property Tax
4.00%, 05/01/33	1,330,000	1,345,544
4.00%, 05/01/34	1,000,000	1,005,728
Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	1,000,000	1,011,007
TOTAL SCHOOL DISTRICT		$3,362,279
WATER − 0.0%**
Detroit Sewage Disposal System, MI, Revenue Bonds, (Second Lien), (Series B), (AG-CR FGIC), 5.50%, 07/01/29	105,000	109,498
TOTAL MICHIGAN		$3,978,625
MINNESOTA − 1.4%
GENERAL OBLIGATIONS − 0.6%
State of Minnesota, MN, GO Unlimited, AD Valorem Property Tax, (Series A), 4.00%, 09/01/38	2,000,000	2,012,484
MEDICAL − 0.8%
Rochester, MN, Current Refunding Revenue Bonds, (Mayo Clinic), 4.00%, 11/15/39	3,000,000	2,923,678
TOTAL MINNESOTA		$4,936,162
NEVADA − 1.8%
GENERAL OBLIGATIONS − 0.9%
Las Vegas Valley Water District, NV, GO Limited, Current Refunding, AD Valorem Property Tax, (Series C), 4.00%, 06/01/37	3,000,000	3,003,192
SCHOOL DISTRICT − 0.9%
Clark County School District, NV, GO Limited, AD Valorem Property Tax, (Series A), 5.00%, 06/15/39	3,000,000	3,167,246
TOTAL NEVADA		$6,170,438
NEW JERSEY − 2.6%
GENERAL − 2.0%
Garden State Preservation Trust, NJ, Revenue Bonds, (2005 Series A), (AG), 5.75%, 11/01/28	2,470,000	2,599,007
New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System), 5.00%, 12/15/34	1,720,000	1,782,887
New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Transportation System), 5.00%, 12/15/32	500,000	533,134
New Jersey Transportation Trust Fund Authority, NJ, Refunding Revenue Bonds, (Series A), 5.00%, 06/15/33	2,000,000	2,218,034
TOTAL GENERAL		$7,133,062
Description	Par Value	Value
HIGHER EDUCATION − 0.3%
New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	$1,000,000	$1,030,800
STUDENT LOAN − 0.3%
New Jersey Higher Education Student Assistance Authority, NJ, Current Refunding Revenue Bonds, (Series B), 4.00%, 12/01/44	885,000	815,853
TOTAL NEW JERSEY		$8,979,715
NEW YORK − 7.6%
AIRPORT − 2.5%
New York Transportation Development Corp., NY, Revenue Bonds, (Terminal 4 John F. Kennedy International Airport Project), (Series P), 5.00%, 12/01/31	3,000,000	3,254,703
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series)
4.00%, 03/15/30	1,000,000	1,020,206
5.00%, 09/15/31	2,500,000	2,601,459
Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (222nd Series ), (BAM-TCRS), 4.00%, 07/15/39	1,840,000	1,762,081
TOTAL AIRPORT		$8,638,449
GENERAL − 1.8%
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series E-1), 4.00%, 02/01/38	2,500,000	2,399,448
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, Income Tax Revenue, 4.00%, 02/15/34	2,000,000	2,006,743
New York State Urban Development Corp., NY, Revenue Bonds, Personal Income Tax, (Series A), 4.00%, 03/15/38	2,005,000	1,949,946
TOTAL GENERAL		$6,356,137
GENERAL OBLIGATIONS − 0.9%
New York City, NY, GO Unlimited, AD Valorem Property Tax, (Series A)
5.00%, 09/01/36	1,600,000	1,713,052
4.00%, 08/01/37	1,500,000	1,471,141
TOTAL GENERAL OBLIGATIONS		$3,184,193
HIGHER EDUCATION − 1.1%
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (The New School), (Series A), 5.00%, 07/01/33	2,500,000	2,763,590
Tompkins County Development Corp., NY, Current Refunding Revenue Bonds, (Ithaca College Project), 5.00%, 07/01/30	990,000	1,038,661
TOTAL HIGHER EDUCATION		$3,802,251
TRANSPORTATION − 0.7%
Metropolitan Transportation Authority, NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 11/15/39	2,500,000	2,582,646
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
WATER − 0.6%
New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, (Series FF), 4.00%, 06/15/36	$1,990,000	$1,992,923
TOTAL NEW YORK		$26,556,599
NORTH CAROLINA − 2.0%
POWER − 1.3%
North Carolina Municipal Power Agency No. 1, NC, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/32	4,250,000	4,578,228
TRANSPORTATION − 0.4%
North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AG), 5.00%, 01/01/32	1,250,000	1,323,314
WATER − 0.3%
Charlotte Water & Sewer System Revenue, NC, Current Refunding Revenue Bonds, 5.00%, 07/01/33	1,000,000	1,088,608
TOTAL NORTH CAROLINA		$6,990,150
OHIO − 5.1%
GENERAL − 1.4%
Cleveland-Cuyahoga County Port Authority, OH, Revenue Bonds, Public Improvements, (Administrative Headquarters Project), 5.00%, 07/01/37	3,500,000	3,777,792
State of Ohio, OH, Revenue Bonds, (Series P), 5.00%, 04/01/33	1,000,000	1,081,377
TOTAL GENERAL		$4,859,169
GENERAL OBLIGATIONS − 0.3%
State of Ohio, OH, GO Unlimited, Public Improvements, (Series A), 5.00%, 03/01/35	1,000,000	1,115,433
HIGHER EDUCATION − 1.2%
Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	1,000,000	1,060,938
Ohio State University (The), OH, Revenue Bonds, (Series A), (Multiyear Debt ISS), 4.00%, 12/01/43	2,000,000	1,803,083
University of Akron (The), OH, Advance Refunding Revenue Bonds, (Series A), (BAM), 5.00%, 01/01/33	1,430,000	1,579,632
TOTAL HIGHER EDUCATION		$4,443,653
MEDICAL − 1.3%
Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	3,035,000	3,195,947
State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health System Obligated Group), 4.00%, 01/01/34	1,250,000	1,257,882
TOTAL MEDICAL		$4,453,829
Description	Par Value	Value
POWER − 0.9%
American Municipal Power, Inc., OH, Current Refunding Revenue Bonds, (Prairie State Energy Campus Project), (Series A), 5.00%, 02/15/32	$3,000,000	$3,243,311
TOTAL OHIO		$18,115,395
OKLAHOMA − 1.4%
GENERAL − 1.2%
Canadian County Educational Facilities Authority, OK, Revenue Bonds, (Mustang Public Schools Project), (Series A), 5.25%, 09/01/34	3,000,000	3,319,106
Oklahoma County Finance Authority, OK, Revenue Bonds, (Midwest City-Del City Public Schools Project), (BAM), 5.00%, 10/01/40	1,000,000	1,062,443
TOTAL GENERAL		$4,381,549
POWER − 0.2%
Grand River Dam Authority, OK, Refunding Revenue Bonds, (Series A), 5.00%, 06/01/41	600,000	625,200
TOTAL OKLAHOMA		$5,006,749
OREGON − 0.3%
GENERAL − 0.3%
Oregon State Lottery, OR, Revenue Bonds, (Series A), (MORAL OBLG), 5.00%, 04/01/39	1,000,000	1,071,998
TOTAL OREGON		$1,071,998
PENNSYLVANIA − 6.9%
AIRPORT − 1.3%
Allegheny County Airport Authority, PA, Revenue Bonds, (Series A)
5.00%, 01/01/28	1,500,000	1,570,820
4.00%, 01/01/38	1,500,000	1,431,004
Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,541,836
TOTAL AIRPORT		$4,543,660
GENERAL − 0.9%
Delaware Valley Regional Finance Authority, PA, Refunding Revenue Bonds, (Series A), 4.00%, 03/01/35	3,000,000	3,073,805
HIGHER EDUCATION − 1.7%
Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,035,611
Montgomery County Higher Education and Health Authority, PA, Current Refunding Revenue Bonds, (AICUP Financing Program), 5.00%, 05/01/35	1,130,000	1,151,678
Montgomery County Industrial Development Authority, PA, Revenue Bonds, (AICUP Financing Program - Gwynedd Mercy University Project), 5.25%, 05/01/38	1,000,000	1,012,623
Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Ursinus College Project), (Series A)
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
5.00%, 11/01/25	$700,000	$701,900
5.00%, 11/01/26	350,000	356,023
5.00%, 11/01/27	600,000	618,525
5.00%, 11/01/28	1,100,000	1,146,361
TOTAL HIGHER EDUCATION		$6,022,721
MEDICAL − 0.8%
Hospitals & Higher Education Facilities Authority of Philadelphia, PA, Current Refunding Revenue Bonds, (AG), 5.00%, 07/01/35	2,500,000	2,653,568
STUDENT LOAN − 0.1%
Pennsylvania Higher Education Assistance Agency, PA, Revenue Bonds, 4.13%, 06/01/45	440,000	418,257
TOBACCO SETTLEMENT − 0.3%
Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,032,496
TRANSPORTATION − 1.0%
Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,078,111
Pennsylvania Turnpike Commission, PA, Refunding Revenue Bonds, Public Improvements, (Series B)
5.00%, 12/01/35	500,000	547,701
5.00%, 12/01/36	500,000	541,683
5.00%, 12/01/37	500,000	536,473
TOTAL TRANSPORTATION		$3,703,968
WATER − 0.8%
Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (First Lien), (Series B), (AG)
5.00%, 09/01/38	1,250,000	1,327,366
5.00%, 09/01/39	1,000,000	1,051,241
Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AG), 5.00%, 09/01/33	340,000	383,574
TOTAL WATER		$2,762,181
TOTAL PENNSYLVANIA		$24,210,656
SOUTH CAROLINA − 2.7%
MEDICAL − 0.6%
South Carolina Jobs-Economic Development Authority, SC, Revenue Bonds, (Novant Health Obligated Group), 5.00%, 11/01/34	1,750,000	1,928,294
POWER − 1.4%
Piedmont Municipal Power Agency, SC, Current Refunding Revenue Bonds, (Series B), 4.00%, 01/01/34	2,155,000	2,158,829
Piedmont Municipal Power Agency, SC, Current Refunding Revenue Bonds, (Series D), 4.00%, 01/01/34	2,830,000	2,832,292
TOTAL POWER		$4,991,121
Description	Par Value	Value
UTILITIES − 0.7%
South Carolina Public Service Authority, SC, Current Refunding Revenue Bonds, (Series B), 5.00%, 12/01/31	$1,000,000	$1,105,837
South Carolina Public Service Authority, SC, Revenue Bonds, (Series A), 5.00%, 12/01/34	1,335,000	1,479,048
TOTAL UTILITIES		$2,584,885
TOTAL SOUTH CAROLINA		$9,504,300
TENNESSEE − 2.7%
AIRPORT − 0.6%
Memphis-Shelby County Airport Authority, TN, Revenue Bonds, 5.00%, 07/01/33	1,035,000	1,061,320
Memphis-Shelby County Airport Authority, TN, Revenue Bonds, (Series A), 5.00%, 07/01/32	1,100,000	1,170,530
TOTAL AIRPORT		$2,231,850
GENERAL OBLIGATIONS − 1.2%
Carter County, TN, GO Unlimited, AD Valorem Property Tax, 5.00%, 05/01/33	2,500,000	2,608,664
Metropolitan Government of Nashville & Davidson County, TN, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (Series A), 4.00%, 01/01/37	1,515,000	1,508,652
TOTAL GENERAL OBLIGATIONS		$4,117,316
MEDICAL − 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, TN, Revenue Bonds, (Vanderbilt University Medical Center), 5.00%, 07/01/31	3,000,000	3,269,021
TOTAL TENNESSEE		$9,618,187
TEXAS − 11.6%
AIRPORT − 0.6%
Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series A), 4.00%, 11/01/35	1,000,000	999,626
Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series B), 5.00%, 11/01/38	1,000,000	1,065,803
TOTAL AIRPORT		$2,065,429
EDUCATION − 0.6%
Arlington Higher Education Finance Corp., TX, Revenue Bonds, (Trinity Basin Preparatory, Inc.), (PSF-GTD)
5.00%, 08/15/39	500,000	529,531
5.00%, 08/15/40	500,000	525,372
Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools), 5.00%, 08/15/29	1,000,000	1,065,001
TOTAL EDUCATION		$2,119,904
GENERAL − 0.6%
Dallas, TX, Current Refunding Revenue Bonds, Hotel Occupancy Tax
4.00%, 08/15/31	1,000,000	1,001,030
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
4.00%, 08/15/32	$1,000,000	$1,000,300
TOTAL GENERAL		$2,001,330
GENERAL OBLIGATIONS − 4.0%
Dallas, TX, GO Limited, AD Valorem Property Tax, (Series A)
5.00%, 02/15/40	1,250,000	1,299,397
5.00%, 02/15/41	1,000,000	1,031,803
Kaufman County Municipal Utility District No 3, TX, GO Unlimited, AD Valorem Property Tax, (Series A), (BAM)
4.00%, 03/01/38	1,020,000	990,428
4.00%, 03/01/39	1,065,000	1,018,350
4.00%, 03/01/40	1,110,000	1,036,729
Martin County Hospital District, TX, GO Limited, Current Refunding, AD Valorem Property Tax
4.00%, 04/01/26	100,000	100,664
4.00%, 04/01/27	100,000	101,696
4.00%, 04/01/28	535,000	548,537
4.00%, 04/01/29	100,000	103,084
4.00%, 04/01/30	100,000	103,391
4.00%, 04/01/31	350,000	361,517
4.00%, 04/01/32	100,000	102,318
4.00%, 04/01/33	495,000	501,813
4.00%, 04/01/34	100,000	100,720
4.00%, 04/01/35	100,000	100,351
4.00%, 04/01/36	380,000	377,736
State of Texas, TX, GO Unlimited, (Series A), 4.50%, 08/01/29	2,125,000	2,233,715
State of Texas, TX, GO Unlimited, Current Refunding, (Series B), 5.00%, 08/01/29	3,735,000	4,023,464
TOTAL GENERAL OBLIGATIONS		$14,135,713
MEDICAL − 0.4%
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Christus Health), (Series B), 5.00%, 07/01/32	1,465,000	1,535,712
SCHOOL DISTRICT − 1.7%
Hays Consolidated Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/37	1,000,000	1,002,236
Prosper Independent School District, TX, GO Unlimited, (PSF-GTD), 4.00%, 02/15/48	4,000,000	3,485,286
Royal Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/48	1,475,000	1,277,156
TOTAL SCHOOL DISTRICT		$5,764,678
STUDENT LOAN − 0.5%
Brazos Higher Education Authority, Inc., TX, Revenue Bonds, (Series 1A), 5.13%, 04/01/43	1,735,000	1,782,870
TRANSPORTATION − 3.2%
Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,524,363
Description	Par Value	Value
Central Texas Turnpike System, TX, Current Refunding Revenue Bonds, (Series C)
5.00%, 08/15/35	$3,045,000	$3,338,254
5.00%, 08/15/38	3,000,000	3,179,557
Texas Private Activity Bond Surface Transportation Corp., TX, Current Refunding Revenue Bonds, (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	3,500,000	3,310,281
TOTAL TRANSPORTATION		$11,352,455
TOTAL TEXAS		$40,758,091
UTAH − 3.9%
AIRPORT − 1.6%
Salt Lake City, UT, Revenue Bonds, (Series A)
5.00%, 07/01/32	3,000,000	3,100,937
5.00%, 07/01/33	2,500,000	2,573,979
TOTAL AIRPORT		$5,674,916
MEDICAL − 2.3%
Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM
5.40%, 02/15/28	2,850,000	2,878,445
5.13%, 02/15/33	5,145,000	5,183,290
TOTAL MEDICAL		$8,061,735
TOTAL UTAH		$13,736,651
WASHINGTON − 4.1%
GENERAL − 1.1%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	3,990,000	3,994,318
MEDICAL − 0.5%
Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Overlake Hospital Medical Center), 5.00%, 07/01/33	1,750,000	1,781,178
POWER − 1.0%
Energy Northwest, WA, Current Refunding Revenue Bonds, Columbia Generating Station, 5.00%, 07/01/33	3,000,000	3,337,780
SCHOOL DISTRICT − 0.9%
Clark County School District No. 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	3,000,000	3,078,811
TRANSPORTATION − 0.6%
Port of Seattle, WA, Revenue Bonds, 5.00%, 04/01/29	2,090,000	2,216,663
TOTAL WASHINGTON		$14,408,750
WISCONSIN − 1.4%
GENERAL OBLIGATIONS − 0.6%
State of Wisconsin, WI, GO Unlimited, AD Valorem Property Tax, (Series 2), 5.00%, 05/01/35	1,860,000	2,048,283
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Municipal Bond Fund (concluded)
Description	Par Value	Value
MEDICAL − 0.3%
Public Finance Authority, WI, Revenue Bonds, (The Obligated Group of National Senior Communities, Inc.)
4.00%, 01/01/32	$500,000	$509,798
4.00%, 01/01/33	500,000	505,657
TOTAL MEDICAL		$1,015,455
POWER − 0.5%
Public Finance Authority, WI, Refunding Revenue Bonds, (Duke Energy Progress Project), (Series P), 3.30%, 10/01/46	1,750,000	1,753,949
TOTAL WISCONSIN		$4,817,687
TOTAL MUNICIPAL BONDS (Cost $354,908,791)		$343,411,329

Description	Number of Shares	Value
MONEY MARKET FUND − 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%^	4,748,945	$4,748,945
TOTAL MONEY MARKET FUND (Cost $4,748,945)		$4,748,945
TOTAL INVESTMENTS − 99.0% (Cost $359,657,736)		$348,160,274
OTHER ASSETS LESS LIABILITIES – 1.0%		3,417,230
TOTAL NET ASSETS – 100.0%		$351,577,504
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$343,411,329	$—	$343,411,329
Money Market Fund	4,748,945	—	—	4,748,945
Total	$4,748,945	$343,411,329	$—	$348,160,274
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

**	Represents less than 0.05%.
^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:
AG	Insured by Assured Guaranty Inc.
AICUP	Association of Independent Colleges and Universities of Pennsylvania
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual Assurance Company
BHAC	Berkshire Hathaway Assurance Corporation
CNTY GTD	County Guarantee Program
CR	Custodial Receipts
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Corporation
GO	General Obligation
IDA	Industrial Development Authority/Agency
MORAL OBLG	Moral Obligation Bond
NATL	National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
TCRS	Tax Credit Reporting Service
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

July 31, 2025 (unaudited)